CONVERTIBLE NOTES AND NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

Note 7 – Convertible Notes and Notes Payable

Convertible Notes - Bridge Notes

During 2009, the Company issued senior secured convertible notes (“Bridge Notes”) payable to investors in the aggregate amount of $545,000.  The Bridge Notes carried interest rates ranging between 10-12% and were due in full one year from the date of issuance and are past due.  Both the Bridge Notes and the accrued interest thereon are convertible into Common stock of the Company at a conversion price of $0.10 per share (the “Original Conversion Price”).  If the Company were to issue any new shares of common stock within 24 months of the date of the Bridge Notes at a price below the Original Conversion Price, then the conversion price of the Bridge Notes would be adjusted to reflect the new lower price.  In addition to the Bridge Notes, the Company issued warrants to purchase 5,750,000 shares of the Company’s Common Stock at a price of $0.20 per share as of the date of this filing. All the warrants have expired.  The Company valued the conversion feature of the Bridge Notes and the warrants issued via the Black-Scholes valuation method.  The total fair value calculated for the conversion feature was $1,473,710; $151,826 was allocated to discount on the Bridge Notes, and $1,341,884 was charged to operations.   The total fair value calculated for the warrants was $1,719,666; $393,174 was allocated to discount on the Bridge Notes, and $1,326,492 was charged to operations. The aggregate discount on the Bridge Notes for the conversion feature and the warrants was $545,000, and the aggregate amount charged to operations was $2,668,371 which was recorded as a derivative liability on the Company’s consolidated balance sheet.

From November 2009 through May 2015 $535,000 of the principal of the Bridge Notes were converted into shares of Common stock.

In March 2017, the Company converted the last Bridge Note in the amount of $10,000 and accrued interest into shares of common stock. The Company negotiated this conversion at a price lower than the conversion price stated in the original Bridge Note documents because the Bridge Note was past due.  This conversion was treated as a restructure of debt.  $10,000 of the Bridge Notes and accrued interest were converted into 341,000 shares of common stock resulting in a loss on debt settlement in the amount of $40,869.

The principal balances of the Convertible Notes was $0 as of September 30, 2018 and 2017.  The related interest for the three months ended September 30, 2018 and 2017 was $0. The related interest for the nine months ended September30, 2018 and 2017 was $0.

Notes Payable

In August 2016, INVO Bioscience converted a long time vendor’s outstanding accounts payable balance of $131,722 into a Promissory Note with a three year term that accrues interest at 5% per annum. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on August _9, 2019. The Company has the right to prepay the note at any time without a premium or penalty.  The interest on this note for the three and nine months ended September 30, 2018 and 2017 were the same at $1,647 and $4,940, respectively.

2018 Convertible Notes Payable

In April and May 2018, the Company issued convertible notes (the “2018 Convertible Notes”) payable to investors in the aggregate principal amount of $895,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. 2018 Convertible Notes with an aggregate principal amount of $550,000 are due on January 30, 2021, and 2018 Convertible Notes with an aggregate principal amount of $345,000 are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing.

The Company calculated a beneficial conversion feature of the 2018 Convertible Notes based on ASU 17-11 in the form of a discount of $895,000; $79,771 and $136,217 of this amount was amortized to interest expense during the three and nine months ended September 30, 2018, respectively, based on the three year term of the notes. In addition $20,302 and $34,645 of interest was expensed in the three and nine months ended September 30, 2018, respectively.

NOTE 6	CONVERTIBLE NOTES AND NOTES PAYABLE

Convertible Notes - Bridge Notes

During 2009, the Company issued senior secured convertible notes (“Bridge Notes”) payable to investors in the aggregate amount of $545,000.  The Bridge Notes carry interest rates ranging between 10-12% and were due in full one year from the date of issuance and are past due.  Both the Bridge Notes and the accrued interest thereon are convertible into Restricted Common Stock of the Company at a conversion price of $0.10 per share (the “Original Conversion Price”).  If the Company were to issue any new shares of common stock within 24 months of the date of the Bridge Notes at a price below the Original Conversion Price, then the conversion price of the Bridge Notes would be adjusted to reflect the new lower price.  In addition to the Bridge Notes, the Company issued warrants to purchase 5,750,000 shares of the Company’s Common Stock at a price of $0.20 per share as of the date of this filing. All the warrants have expired.  The Company valued the conversion feature of the Bridge Notes and the warrants issued via the Black-Scholes valuation method.  The total fair value calculated for the conversion feature was $1,473,710; $151,826 was allocated to discount on the Bridge Notes, and $1,341,884 was charged to operations.   The total fair value calculated for the warrants was $1,719,666; $393,174 was allocated to discount on the Bridge Notes, and $1,326,492 was charged to operations. The aggregate discount on the Bridge Notes for the conversion feature and the warrants was $545,000, and the aggregate amount charged to operations was $2,668,371 which was recorded as a derivative liability on the Company’s consolidated balance sheet.

From November 2009 through May 2015 $535,000 of the principal of the Bridge Notes were converted into shares of Restricted Common Stock.

In March 2017, the Company converted the last Bridge Note in the amount of $10,000 and accrued interest into shares of common stock. The Company negotiated this conversion at a price lower than the conversion price stated in the original Bridge Note documents because the Bridge Note was past due.  This conversion was treated as a restructure of debt on the Company’s financial statements for the six months ended June 30, 2017.  $10,000 of the Bridge Notes and accrued interest were converted into 341,000 shares of restricted common stock resulting in a loss on debt settlement in the amount of $40,869.

The principal balances of the Convertible Notes was $0 and $10,000 for 2017 and 2016, respectively. This last note was converted in Q1 2017.  The related interest for the twelve months ended December 31, 2017 and 2016 was $0 and $750, respectively.

Notes Payable

In August 2016, INVO Bioscience converted a long time vendor’s outstanding accounts payable balance of $131,722 into a three (3) year 5% notes payable. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on the third anniversary. The Company has the right to prepay the note at any time without a premium or penalty.  The interest on this note for the years ended December 31, 2017 and 2016 was $9,330 and $2,760 respectively.